GOODWILL	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
GOODWILL	GOODWILL

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Balance at beginning of period	$5,244	$5,218
Acquisitions through business combinations (1)	301	(83)
Dispositions (2)	(171)	(215)
Foreign currency translation	(90)	324
Balance at end of period	$5,284	$5,244
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(1)See Note 3 for additional information.
(2)Relates to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.